Schedule of Investments(a)
January 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–93.14%
Copper–2.12%
Southern Copper Corp. (Peru)	136,086	$8,694,535
Fertilizers & Agricultural Chemicals–2.01%
CF Industries Holdings, Inc.	119,889	8,256,755
Heavy Electrical Equipment–2.03%
Vestas Wind Systems A/S (Denmark)	309,854	8,333,320
Integrated Oil & Gas–31.20%
BP PLC, ADR (United Kingdom)	336,209	10,395,582
Cenovus Energy, Inc. (Canada)	433,641	6,307,691
Chevron Corp.	203,137	26,677,982
Equinor ASA (Norway)	299,004	8,237,119
Exxon Mobil Corp.	472,307	35,876,440
Shell PLC, ADR (Netherlands)	271,834	13,972,268
Suncor Energy, Inc. (Canada)	503,196	14,377,594
TotalEnergies SE (France)	218,632	12,383,747
		128,228,423
Oil & Gas Equipment & Services–5.64%
Baker Hughes Co., Class A	234,676	6,439,510
NOV, Inc.	520,984	8,554,557
Tenaris S.A., ADR	335,648	8,183,098
		23,177,165
Oil & Gas Exploration & Production–39.76%
APA Corp.	549,286	18,241,788
Canadian Natural Resources Ltd. (Canada)	173,934	8,847,557
ConocoPhillips	365,339	32,376,342
Coterra Energy, Inc.	399,442	8,747,780
Devon Energy Corp.	523,015	26,448,869
Diamondback Energy, Inc.	114,740	14,475,599
EQT Corp.(b)	276,340	5,872,225
Shares		Value
Oil & Gas Exploration & Production–(continued)
Hess Corp.	85,833	$7,921,528
Marathon Oil Corp.	1,069,037	20,814,150
Pioneer Natural Resources Co.	89,752	19,645,815
		163,391,653
Oil & Gas Refining & Marketing–4.90%
Phillips 66	110,256	9,348,606
Valero Energy Corp.	129,760	10,766,187
		20,114,793
Oil & Gas Storage & Transportation–5.48%
Cheniere Energy, Inc.	138,810	15,532,839
Plains All American Pipeline L.P.	649,785	6,998,184
		22,531,023
Total Common Stocks & Other Equity Interests (Cost $313,297,330)		382,727,667

Exchange-Traded Funds–4.76%
Energy Select Sector SPDR Fund (Cost $15,319,623)	296,800	19,565,056
Money Market Funds–4.10%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	5,954,251	5,954,251
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)	4,097,212	4,097,622
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	6,804,858	6,804,858
Total Money Market Funds (Cost $16,857,277)		16,856,731
TOTAL INVESTMENTS IN SECURITIES–102.00% (Cost $345,474,230)		419,149,454
OTHER ASSETS LESS LIABILITIES—(2.00)%		(8,219,331)
NET ASSETS–100.00%		$410,930,123

Investment Abbreviations:
ADR	– American Depositary Receipt
SPDR	– Standard & Poor’s Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,040,878	$22,337,315	$(19,423,942)	$-	$-	$5,954,251	$639
Invesco Liquid Assets Portfolio, Institutional Class	2,103,377	15,746,875	(13,751,838)	(546)	(246)	4,097,622	187
Invesco Treasury Portfolio, Institutional Class	3,475,289	25,528,360	(22,198,791)	-	-	6,804,858	290
See accompanying notes which are an integral part of this schedule.
Invesco Energy Fund

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$27,364,125	$(27,364,125)	$-	$-	$-	$132*
Invesco Private Prime Fund	-	62,651,587	(62,651,234)	-	(353)	-	1,841*
Total	$8,619,544	$153,628,262	$(145,389,930)	$(546)	$(599)	$16,856,731	$3,089

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Energy Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$353,773,481	$28,954,186	$—	$382,727,667
Exchange-Traded Funds	19,565,056	—	—	19,565,056
Money Market Funds	16,856,731	—	—	16,856,731
Total Investments	$390,195,268	$28,954,186	$—	$419,149,454
Invesco Energy Fund